Acquisitions of businesses and purchase accounting	12 Months Ended
Sep. 30, 2022
Acquisitions of businesses and purchase accounting
Acquisitions of businesses and purchase accounting
3.	Acquisitions of businesses and purchase accounting

Acquisition of Thrift Home Care, Inc.

On October 1, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Thrift Home Care, Inc. (“Thrift”), a Mississippi-based company in the same industry as the Company. The purchase price was $2,169,000 of which $1,804,000 was paid in cash at closing, with remaining holdbacks due on the six-

and twelve-month anniversaries of the acquisition discounted at 3.31% for a fair value of $365,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $26,000 of professional fees in conjunction with the acquisition.

The revenues and net loss for Thrift for the twelve months ended September 30, 2022 was approximately $2,200,000 and $(56,000), respectively.

The fair value of the acquired assets and liabilities is as follows:

Cash	$452
Accounts receivable	165
Inventory	107
Property, equipment, and right of use assets, net	1,158
Goodwill	802
Intangible assets	770
Accounts payable	(140)
Accrued liabilities	(33)
Deferred revenue	(40)
Deferred tax liability	(262)
Loans and leases	(810)
Net assets acquired	$2,169
Cash paid at closing	$1,804
Cash to be paid after closing, included in purchase price payable	365
Consideration paid or payable	$2,169

The goodwill is attributable to expected synergies from the combined operations. None of the goodwill is deductible for income tax purposes.

Acquisition of Heckman Healthcare Services & Supplies, Inc.

On November 1, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Heckman Healthcare Services & Supplies, Inc (“Heckman”). Heckman is an Illinois-based company in the same industry as the Company. The purchase price was $2,435,000, of which $2,103,000 was paid in cash at closing, with remaining holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.31% for a fair value of $332,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $28,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income for Heckman for the twelve months ended September 30, 2022 as if the acquisition had occurred on October 1, 2021 was approximately $2,250,000 and $300,000, respectively, of which approximately $2,050,000 and $280,000 were recognized in the period from November 1, 2021 to September 30, 2022.

The fair value of the acquired assets and liabilities is as follows:

Cash	$169
Accounts receivable	170
Inventory	280
Property, equipment, and right of use assets, net	1,165
Goodwill	965
Intangible assets	90
Accounts payable	(159)
Accrued liabilities	(96)
Deferred revenue	(27)
Deferred tax liability	(122)
Net assets acquired	$2,435
Cash paid at closing	$2,103
Cash to be paid after closing, included in purchase price payable	332
Consideration paid or payable	$2,435

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for income tax purposes.

Acquisition of Southeastern Biomedical Services, LLC

On November 9, 2021, the Company, through newly-created entity SE Biomedical Holdco, LLC (“Southeastern Bio”), a Kentucky limited liability company, entered into a purchase agreement to acquire substantially all of the assets of Southeastern Biomedical Services, LLC.  Southeastern Bio provides repair parts and service, calibration, and electrical safety for the durable medical equipment industry, and was a vendor of the Company. The purchase price was $697,000, of which $600,000 was paid in cash at closing, with remaining holdbacks payable on the six- and twelve-month anniversaries of the acquisition at a fair value of $97,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $18,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net loss for Southeastern Bio for the twelve months ended September 30, 2022 as if the acquisition had occurred on October 1, 2021 was approximately $2,200,000 and $(50,000), respectively, of which approximately $2,000,000 and $(40,000) were recognized in the period from November 9, 2021 to September 30, 2022.

The fair value of the acquired assets and liabilities is as follows:

Accounts receivable	$112
Inventory	53
Property, equipment, and right of use assets, net	306
Goodwill	225
Intangible assets	270
Accounts payable	(131)
Loans and leases	(138)
Net assets acquired	$697
Cash paid at closing	$600
Cash to be paid after closing, included in purchase price payable	97
Consideration paid or payable	$697

The goodwill is attributable to expected synergies from the combining operations. All of the goodwill is deductible for income tax purposes.

Acquisition of At Home Health Equipment, LLC

On January 1, 2022, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of At Home Health Equipment, LLC (“At Home”). At Home is an Indiana-based company in the same industry as the Company. The purchase price was $13,650,000, of which $11,978,000 was paid in cash at closing, holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.41% for a fair value of $1,288,000, and the collection of certain accounts receivable that totaled $384,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $32,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income for At Home for the twelve months ended September 30, 2022 as if the acquisition had occurred on October 1, 2021 was approximately $12,800,000 and $230,000, respectively, of which approximately $9,450,000 and $250,000 were recognized in the period from January 1, 2022 to September 30, 2022.

The fair value of the acquired assets and liabilities is as follows:

Cash	$495
Accounts receivable	1,346
Inventory	1,211
Prepaid expenses	71
Property, equipment, and right of use assets, net	2,085
Goodwill	7,868
Intangible assets	4,170
Accounts payable	(600)
Accrued liabilities	(346)
Deferred revenue	(135)
Deferred tax liability	(1,448)
Loans and leases	(1,067)
Net assets acquired	$13,650
Cash paid at closing	$11,978
Cash to be paid after closing, included in purchase price payable	1,672
Consideration paid or payable	$13,650

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for income tax purposes.

Acquisition of Good Night Medical, LLC

On April 1, 2022, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Good Night Medical, LLC and its subsidiaries (“Good Night”). Good Night is an Ohio-based company in the same industry as the Company. The purchase price was $6,162,000, of which $4,361,000 was paid in cash at closing, with remaining holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.41% for a fair value of $1,801,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $55,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net loss for Good Night for the twelve months ended September 30, 2022 as if the acquisition had occurred on October 1, 2021 was approximately $8,300,000 and $(270,000), respectively, of which approximately $3,100,000 and $(550,000) were recognized in the period from April 1, 2022 to September 30, 2022.

The fair value of the acquired assets and liabilities is as follows:

Cash	$42
Accounts receivable	730
Inventory	369
Property, equipment, and right of use assets, net	696
Goodwill	3,277
Intangible assets	3,470
Accounts payable	(1,200)
Accrued liabilities	(166)
Deferred revenue	(39)
Loans and leases	(1,017)
Net assets acquired	$6,162
Cash paid at closing	$4,361
Cash to be paid after closing, included in purchase price payable	1,801
Consideration paid or payable	$6,162

The goodwill is attributable to expected synergies from the combining operations. All of the goodwill is deductible for income tax purposes.

Acquisition of Access Respiratory Home Care, LLC

On June 1, 2022, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Access Respiratory Home Care, LLC (“Access”). Access is a Louisiana-based company in the same industry as the Company. The purchase price was $6,595,000, of which $5,347,000 was paid in cash at closing, with remaining holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.41% for a fair value of $1,248,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $98,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income for Access for the twelve months ended September 30, 2022 as if the acquisition had occurred on October 1, 2021 was approximately $6,950,000 and $850,000, respectively, of which approximately $2,600,000 and $300,000 were recognized in the period from June 1, 2022 to September 30, 2022.

The fair value of the acquired assets and liabilities is as follows:

Cash	$417
Accounts receivable	741
Inventory	622
Property, equipment, and right of use assets, net	1,492
Goodwill	1,223
Intangible assets	3,180
Accounts payable	(200)
Accrued liabilities	(319)
Deferred revenue	(90)
Loans and leases	(471)
Net assets acquired	$6,595
Cash paid at closing	$5,347
Cash to be paid after closing, included in purchase price payable	1,248
Consideration paid or payable	$6,595

The goodwill is attributable to expected synergies from the combining operations. All of the goodwill is deductible for income tax purposes.

Acquisition of NorCal Respiratory, Inc.

On June 3, 2022, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of NorCal Respiratory, Inc (“NorCal”). NorCal is a California-based company in the same industry as the Company. The purchase price was $3,080,000, of which $2,494,000 was paid in cash at closing, with remaining holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 3.41% for a fair value of $586,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $29,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net loss for NorCal for the twelve months ended September 30, 2022 as if the acquisition had occurred on October 1, 2021 was approximately $3,200,000 and $(150,000), respectively, of which approximately $1,000,000 and $(50,000) were recognized in the period from June 3, 2022 to September 30, 2022.

The fair value of the acquired assets and liabilities is as follows:

Cash	$503
Accounts receivable	315
Inventory	492
Property, equipment, and right of use assets, net	1,044
Goodwill	948
Intangible assets	1,400
Accounts payable	(100)
Accrued liabilities	(67)
Deferred revenue	(93)
Deferred tax liability	(680)
Loans and leases	(682)
Net assets acquired	$3,080
Cash paid at closing	$2,494
Cash to be paid after closing, included in purchase price payable	586
Consideration paid or payable	$3,080

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for income tax purposes.

Acquisition of Hometown Medical, LLC

On July 1, 2022, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Hometown Medical, LLC (“Hometown”). Hometown is a Mississippi-based company in the same industry as the Company. The purchase price was $5,892,000, of which $4,838,000 was paid in cash at closing, with remaining holdbacks due on the six- and twelve-month anniversaries of the acquisition discounted at 5.26% for a fair value of $1,054,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $22,000 of professional fees in conjunction with the acquisition.

The pro forma revenues and net income for Hometown for the twelve months ended September 30, 2022 as if the acquisition had occurred on October 1, 2021 was approximately $8,450,000 and $1,100,000, respectively, of which approximately $2,450,000 and $700,000 were recognized in the period from July 1, 2022 to September 30, 2022.

The fair value of the acquired assets and liabilities is as follows:

Cash	$723
Accounts receivable	665
Inventory	778
Property, equipment, and right of use assets, net	2,187
Goodwill	407
Intangible assets	3,250
Accounts payable	(721)
Accrued liabilities	(66)
Deferred revenue	(129)
Loans and leases	(1,202)
Net assets acquired	$5,892
Cash paid at closing	$4,838
Cash to be paid after closing, included in purchase price payable	1,054
Consideration paid or payable	$5,892

The goodwill is attributable to expected synergies from the combining operations. All of the goodwill is deductible for income tax purposes.

Prior year acquisitions

Acquisition of Sleepwell, LLC

Effective October 23, 2020, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Sleepwell, Inc. (“Sleepwell”), a Georgia-based company in the same industry as the Company. The purchase price was $9,976,000 of which $6,623,000 was paid in cash at closing, $2,376,000 (629,000 shares at a fair value of $3.78 per share) was paid through the issuance of the Company’s common shares in January 2021, a holdback paid in March 2021 discounted at 3.46% for a fair value of $320,000, and $657,000 (246,000 shares at a fair value of $2.67) originally to be paid in The Company’s common shares in August 2022. The fair value of the Company’s common shares has been discounted by 15% and 25%, respectively, using the Black-Scholes pricing model for put options, to reflect the inability to sell the Company’s common shares for a period and for the time between the date of the acquisition and the dates the Company’s common shares is to be issued. The Company’s common shares were to be issued in August 2022, but, upon mutual agreement of the parties, a cash payment of $1,100,000 was made instead. A loss of $442,000 was recorded as “Loss on settlement of shares to be issued” on the consolidated statements of income (loss) and comprehensive income (loss) for the year ended September 30, 2022. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $81,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets was as follows:

Cash	$378
Accounts receivable	780
Inventory	769
Prepaid expenses and other current assets	2
Property, equipment, and right of use assets, net	1,273
Goodwill	4,641
Intangible assets	5,410
Accounts payable	(640)
Accrued liabilities	(166)
Deferred revenue	(100)
Loans and Leases	(390)
Deferred tax liability	(1,981)
Net assets acquired	$9,976
Cash paid at closing	$6,623
Stock issued in January 2021	2,376
Cash to be paid after closing	320
Stock to be issued after closing, included in shares to be issued	657
Consideration paid or payable	$9,976

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes.

Acquisition of Mayhugh Drugs, Inc.

Effective February 1, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Mayhugh Drugs, Inc, dba Mayhugh Medical Equipment (“Mayhugh”). Mayhugh is a Florida-based company in the same industry as the Company. The purchase price was $1,959,000, of which $1,047,000 was paid in cash at closing, holdbacks due on the six- and twelve-month anniversary of the acquisition discounted at 2.39% for a fair value of $662,000, and an earnout valued at $250,000. The earnout could be as high as $750,000 ($250,000 for each of the first three twelve-month periods following the acquisition), and the fair value was based on a Monte Carlo simulation. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $54,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets was as follows:

Cash	$180
Accounts receivable	474
Inventory	487
Prepaid expenses and other current assets	7
Property, equipment, and right of use assets, net	1,418
Goodwill	1,587
Intangible assets	2,830
Accounts payable	(880)
Accrued liabilities	(14)
Deferred revenue	(84)
US Small Business Association (“SBA”) loan	(119)
Loans and Leases	(2,980)
Deferred tax liability	(947)
Net assets acquired	$1,959
Cash paid at closing	$1,047
Cash to be paid after closing, included in purchase price payable	912
Consideration paid or payable	$1,959

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for income tax purposes.

Acquisition of Med Supply Center, Inc.

On June 21, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Med Supply Center, Inc. (“Med Supply”). Med Supply is a Mississippi-based company in the same industry as the Company. The purchase price was $1,601,000, of which $1,279,000 was paid in cash at closing, $10,000 to be paid within two months of the acquisition, and holdbacks payable on the six- and twelve-month anniversaries of the acquisition discounted at 2.39% for a fair value of $312,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $26,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets was as follows:

Cash	$48
Accounts receivable	180
Inventory	597
Property, equipment, and right of use assets, net	351
Goodwill	766
Intangible assets	370
Accounts payable	(190)
Accrued liabilities	(40)
Deferred revenue	(53)
Deferred tax liability	(304)
Loans and Leases	(124)
Net assets acquired	$1,601
Cash paid at closing	$1,279
Cash to be paid after closing, included in purchase price payable	322
Consideration paid or payable	$1,601

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes.

Acquisition of Semo Drug-Care Plus of Mo. Inc

On June 23, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Semo Drug-Care Plus of Mo. Inc, dba Care Plus Home Oxygen Therapy (“Care Plus”). Care Plus is a Missouri-based company in the same industry as the Company. The purchase price was $1,626,000, of which $1,440,000 was paid in cash at closing, $10,000 to be paid within two months of the acquisition, and holdbacks payable on the six- and twelve-month anniversaries of the acquisition discounted at 2.39% for a fair value of $176,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $26,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets was as follows:

Cash	$47
Accounts receivable	292
Inventory	475
Property, equipment, and right of use assets, net	373
Goodwill	482
Intangible assets	530
Accounts payable	(94)
Accrued liabilities	(51)
Deferred tax liability	(377)
Deferred revenue	(51)
Net assets acquired	$1,626
Cash paid at closing	$1,440
Cash to be paid after closing, included in purchase price payable	186
Consideration paid or payable	$1,626

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes.

Acquisition of Oxygen Plus, Inc.

On June 29, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Oxygen Plus, Inc. (“Oxygen Plus”). Oxygen Plus is a California-based company in the same industry as the Company. The purchase price was $730,000, of which $574,000 was paid in cash at closing and a holdback due on the six- and twelve-month anniversaries of the acquisition discounted at 2.39% for a fair value of $156,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $25,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets is as follows:

Cash	$114
Accounts receivable	60
Inventory	39
Property, equipment, and right of use assets, net	88
Goodwill	327
Intangible assets	560
Accounts payable	(98)
Accrued liabilities	(13)
Deferred tax liability	(180)
Deferred revenue	(12)
Loans and Leases	(155)
Net assets acquired	$730
Cash paid at closing	$574
Cash to be paid after closing, included in purchase price payable	156
Consideration paid or payable	$730

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes.

Acquisition of Medical West Healthcare Center, LLC

On August 20, 2021, the Company, through PHM Logistics Corporation, entered into a purchase agreement to acquire all the shares of Medical West Healthcare Center, LLC (“Medical West”). Medical West is a Missouri-based company in the same industry as the Company. The purchase price was $2,366,000, of which $1,927,000 was paid in cash at closing and a holdback due on the six- and twelve-month anniversaries of the acquisition discounted at 2.39% for a fair value of $439,000. The Company has determined that the transaction is an acquisition of a business under IFRS 3, and it has been accounted for by applying the acquisition method. The Company expensed $42,000 of professional fees in conjunction with the acquisition.

The fair value of the acquired assets was as follows:

Cash	$234
Accounts receivable	195
Inventory	382
Prepaid expenses and other current assets	10
Property, equipment, and right of use assets, net	1,121
Goodwill	795
Intangible assets	1,170
Deposits	2
Accounts payable	(346)
Accrued liabilities	(107)
Deferred tax liability	(11)
Deferred revenue	(16)
Loans and Leases	(1,063)
Net assets acquired	$2,366
Cash paid at closing	$1,927
Cash to be paid after closing, included in purchase price payable	439
Consideration paid or payable	$2,366

The above fair value of the acquired assets was adjusted during the year ended September 30, 2022 to reflect the changes and estimates from what was initially reported in the year ended September 30, 2021. Goodwill and accounts payable both increased by $37,000.

The goodwill is attributable to expected synergies from the combining operations. None of the goodwill is deductible for tax purposes.

Purchase Price Payable

The purchase price payable included on the consolidated statements of financial position consists of amounts related to prior period acquisitions as well as current fiscal year 2022 acquisitions less payments made to date. Below is the movement in Purchase Price Payable for the year ended September 30, 2022:

Balance, September 30, 2020 (current $857 plus long-term $560)	$1,417
Addition from acquisitions	2,335
Accretion of interest	38
Payments	(1,274)
Balance, September 30, 2021 (current $2,383 plus long-term $133)	$2,516
Addition from acquisitions	7,155
Accretion of interest	102
Derecognition of purchase price payable	(178)
Payments	(3,817)
Balance, September 30, 2022 (current $5,778)	$5,778